                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
-------------------------------------------------------------------------------

                      MFS GOVERNMENT LIMITED MATURITY FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GOVERNMENT LIMITED MATURITY FUND                            6/30/05

SEMIANNUAL REPORT
--------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                              7
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    16
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   23
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            24
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   24
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Bonds                                     100.2%
              Cash & Other Net Assets                    -0.2%


              BOND MARKET SECTORS*

              Mortgage-Backed Securities                 32.5%
              ------------------------------------------------
              U.S. Treasury Securities                   32.4%
              ------------------------------------------------
              U.S. Government Agencies                   31.7%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      3.6%
              ------------------------------------------------
              Cash & Other Net Assets                   -0.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA100%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             1.5
              ------------------------------------------------
              Average Life                              2 yrs.
              ------------------------------------------------
              Average Maturity***                     7.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. The fund's negative cash balance is due to either the timing of trade settlements or the portfolio's use of forwards, futures, or options.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
Share                      Expense   Account Value   Account Value     1/01/05-
Class                       Ratio      1/01/05         6/30/05         6/30/05
-------------------------------------------------------------------------------
        Actual              0.70%     $1,000.00       $1,007.90         $3.48
  A     -----------------------------------------------------------------------
        Hypothetical*       0.70%     $1,000.00       $1,021.32         $3.51
-------------------------------------------------------------------------------
        Actual              1.50%     $1,000.00       $1,005.10         $7.46
  B    ------------------------------------------------------------------------
        Hypothetical*       1.50%     $1,000.00       $1,017.36         $7.50
-------------------------------------------------------------------------------
        Actual              1.57%     $1,000.00       $1,004.80         $7.80
  C     -----------------------------------------------------------------------
        Hypothetical*       1.57%     $1,000.00       $1,017.01         $7.85
-------------------------------------------------------------------------------
        Actual              0.47%     $1,000.00       $1,010.10         $2.34
  I     -----------------------------------------------------------------------
        Hypothetical        0.47%     $1,000.00       $1,022.46         $2.36
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.2%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT          $ VALUE
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.6%
--------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                             $ 1,769,698     $  1,759,264
IMPAC CMB Trust, FRN, 3.6344%, 2033                                     3,733,874        3,734,813
Thornburg Mortgage Securities Trust, FRN, 3.6544%, 2043                 6,716,219        6,726,698
                                                                                      ------------
                                                                                      $ 12,220,775
--------------------------------------------------------------------------------------------------
Mortgage Backed - 32.3%
--------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2009                                                $ 3,211,737     $  3,210,087
Fannie Mae, 5.5%, 2014 - 2019                                          17,870,898       18,359,482
Fannie Mae, 7%, 2015 - 2016                                             4,020,993        4,213,573
Fannie Mae, 6.5%, 2016 - 2017                                           6,923,622        7,210,741
Fannie Mae, 6%, 2017                                                    5,046,655        5,219,730
Fannie Mae, 5%, 2019                                                    2,685,488        2,717,678
Fannie Mae, 3.567%, 2033                                                2,824,926        2,839,872
Fannie Mae, 3.589%, 2033                                                3,696,643        3,719,854
Fannie Mae, 3.742%, 2033                                                5,881,724        5,865,335
Freddie Mac, 4.5%, 2008                                                 1,894,945        1,904,096
Freddie Mac, 7.5%, 2015                                                 1,467,127        1,552,876
Freddie Mac, 6%, 2016 - 2017                                            7,542,693        7,799,072
Freddie Mac, 5.5%, 2019 - 2025                                          9,134,030        9,365,043
Freddie Mac, 5%, 2020 - 2023                                           13,931,147       14,116,870
Freddie Mac, 3%, 2021                                                   2,400,000        2,357,503
Freddie Mac, 3.52%, 2026                                                9,666,299        9,683,006
Freddie Mac, 3.67%, 2031                                                7,113,365        7,113,645
Ginnie Mae, 8.5%, 2010                                                    196,688          201,770
Ginnie Mae, 5.204%, 2014                                                   22,713           22,739
Ginnie Mae, 3.5%, 2032                                                  1,376,968        1,390,146
                                                                                      ------------
                                                                                      $108,863,118
--------------------------------------------------------------------------------------------------
U.S. Government Agencies - 31.3%
--------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2005                                                  $ 3,500,000     $  3,504,645
Fannie Mae, 5%, 2007                                                   13,000,000       13,236,509
Fannie Mae, 6.625%, 2007                                                7,000,000        7,422,233
Fannie Mae, 3.25%, 2007                                                 5,000,000        4,933,560
Fannie Mae, 4.25%, 2009                                                 3,500,000        3,537,856
Federal Home Loan Bank, 5.125%, 2006                                   15,000,000       15,139,155
Federal Home Loan Bank, 2.5%, 2006                                     19,000,000       18,839,697
Federal Home Loan Bank, 3.25%, 2006                                    15,000,000       14,917,530
Freddie Mac, 4.875%, 2007                                               2,100,000        2,138,218
Freddie Mac, 4.25%, 2009                                               20,000,000       20,218,620
Overseas Private Investment Corp., 0%, 2007                             1,332,863        1,340,438
                                                                                      ------------
                                                                                      $105,228,461
--------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 32.0%
--------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                      $ 1,000,000     $  1,008,867
U.S. Treasury Notes, 5.875%, 2005                                       5,000,000        5,046,485
U.S. Treasury Notes, 4.625%, 2006                                      13,200,000       13,323,750
U.S. Treasury Notes, 6.875%, 2006                                      11,200,000       11,521,126
U.S. Treasury Notes, 7%, 2006                                           5,000,000        5,173,240
U.S. Treasury Notes, 2.375%, 2006                                      20,000,000       19,739,060
U.S. Treasury Notes, 6.5%, 2006                                        20,000,000       20,725,780
U.S. Treasury Notes, 3.5%, 2006                                         6,700,000        6,692,409
U.S. Treasury Notes, 6.125%, 2007                                      11,000,000       11,552,574
U.S. Treasury Notes, 3.375%, 2009                                      13,000,000       12,825,826
                                                                                      ------------
                                                                                      $107,609,117
--------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $336,727,507)                                           $333,921,471
--------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.5%
--------------------------------------------------------------------------------------------------
Morgan Stanley, 3.35%, dated 6/30/05, due 7/01/05, total to be received $5,192,483 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost              $ 5,192,000     $  5,192,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $341,919,507)                                     $339,113,471
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.7)%                                                 (2,505,944)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $336,607,527
--------------------------------------------------------------------------------------------------
FRN = Floating Rate Note

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 6/30/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $341,919,507)              $339,113,471
Cash                                                                        551
Receivable for fund shares sold                                         298,203
Interest receivable                                                   3,262,590
Other assets                                                              1,590
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $342,676,405
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $285,546
Payable for investments purchased                                     2,551,840
Payable for fund shares reacquired                                    2,936,745
Payable to affiliates
  Management fee                                                          2,313
  Shareholder servicing costs                                           101,135
  Distribution and service fees                                          53,544
  Administrative services fee                                               127
Accrued expenses and other liabilities                                  137,628
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $6,068,878
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $336,607,527
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $384,352,426
Unrealized appreciation (depreciation) on investments                (2,806,036)
Accumulated net realized gain (loss) on investments                 (42,088,206)
Accumulated distributions in excess of net investment income         (2,850,657)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $336,607,527
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    42,733,123
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $175,347,547
  Shares outstanding                                                 22,210,852
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $7.89
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$7.89)                                                      $8.09
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $107,468,409
  Shares outstanding                                                 13,659,798
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.87
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $53,680,162
  Shares outstanding                                                  6,848,608
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $7.84
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $111,409
  Shares outstanding                                                     13,865
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                           $8.04
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
  Interest                                                                                   $5,908,679
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $729,873
  Distribution and service fees                                          991,587
  Shareholder servicing costs                                            314,191
  Administrative services fee                                             25,738
  Trustees' compensation                                                  15,295
  Custodian fee                                                           72,624
  Printing and postage                                                    34,461
  Auditing fees                                                           22,976
  Legal fees                                                               7,047
  Miscellaneous                                                           60,636
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,274,428
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (10,601)
  Reduction of expenses by investment adviser                           (274,717)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,989,110
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $3,919,569
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                     $(976,305)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                 $(796,713)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(1,773,018)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $2,146,551
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      6/30/05                  12/31/04
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                              $3,919,569                $8,787,528*
Net realized gain (loss) on investments                              (976,305)                2,660,007
Net unrealized gain (loss) on investments                            (796,713)               (9,589,276)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $2,146,551                $1,858,259*
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income (Class A)                            $(3,373,210)              $(7,954,498)
  From net investment income (Class B)                             (1,653,036)               (4,421,017)
  From net investment income (Class C)                               (827,958)               (2,441,537)
  From net investment income (Class I)                                 (1,687)                     (565)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(5,855,891)             $(14,817,617)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(60,592,298)            $(185,597,510)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                        $1,344                    $1,552
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(64,300,294)            $(198,555,316)*
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $400,907,821              $599,463,137
At end of period (including accumulated distributions in
excess of net investment income of $2,850,657 and $914,335,
respectively)                                                    $336,607,527              $400,907,821*
-------------------------------------------------------------------------------------------------------

* Certain amounts for the year ended December 31, 2004 have been restated. See Note 7 of the
  Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                      YEARS ENDED 12/31
                                    ENDED         ----------------------------------------------------------------------------
CLASS A                          6/30/05=                2004=              2003            2002           2001           2000
                              (UNAUDITED)
Net asset value,
beginning of period                 $7.97               $8.19              $8.46           $8.35          $8.24          $8.14
------------------------------------------------------------------------------------------------------------------------------

INCOME  (LOSS) FROM INVESTMENT
OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.10               $0.18              $0.16           $0.28          $0.40          $0.50
  Net realized and
  unrealized gain (loss) on
  investments                       (0.01)              (0.12)             (0.10)           0.19           0.17           0.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.09               $0.06              $0.06           $0.47          $0.57          $0.60
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.17)             $(0.28)            $(0.32)         $(0.36)        $(0.46)        $(0.50)
  From paid-in capital                 --                  --              (0.01)             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.17)             $(0.28)            $(0.33)         $(0.36)        $(0.46)        $(0.50)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $7.89               $7.97              $8.19           $8.46          $8.35          $8.24
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                 0.79***++           0.78***            0.73            5.76           7.00           7.57
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         0.85+               0.80@              0.81            0.79           0.81           0.81
Expenses after expense
reductions##                         0.70+               0.68@              0.81            0.79           0.81           0.81
Net investment income(S)             2.56+               2.27@              1.86            3.30           4.79           6.15
Portfolio turnover                      9                  32                133             144            100            152
Net assets at end of period
(000 Omitted)                    $175,348            $200,078@          $273,578        $396,984       $279,688       $185,701
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                      YEARS ENDED 12/31
                                    ENDED         ----------------------------------------------------------------------------
CLASS B                           6/30/05=               2004=               2003           2002           2001           2000
                              (UNAUDITED)
Net asset value, beginning
of period                           $7.94               $8.16               $8.43          $8.33          $8.22          $8.12
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.07               $0.12               $0.09          $0.20          $0.33          $0.43
  Net realized and
  unrealized gain (loss) on
  investments                       (0.01)              (0.12)              (0.10)          0.20           0.17           0.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.06               $0.00+++           $(0.01)         $0.40          $0.50          $0.53
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.13)             $(0.22)             $(0.25)        $(0.30)        $(0.39)        $(0.43)
  From paid-in capital                 --                  --               (0.01)            --             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.13)             $(0.22)             $(0.26)        $(0.30)        $(0.39)        $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $7.87               $7.94               $8.16          $8.43          $8.33          $8.22
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                    0.51***++          (0.01)***           (0.07)          4.84           6.20           6.77
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.65+               1.58@               1.59           1.57           1.59           1.58
Expenses after expense
reductions##                         1.50+               1.46@               1.59           1.57           1.59           1.58
Net investment income(S)             1.77+               1.47@               1.06           2.47           3.99           5.39
Portfolio turnover                      9                  32                 133            144            100            152
Net assets at end of period
(000 Omitted)                    $107,468            $132,301@           $201,557       $265,693       $121,405        $58,004
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                      YEARS ENDED 12/31
                                     ENDED         ---------------------------------------------------------------------------
CLASS C                            6/30/05=               2004=             2003            2002           2001           2000
                               (UNAUDITED)
Net asset value,
beginning of period                  $7.91               $8.13             $8.40           $8.30          $8.19          $8.09
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income              $0.07               $0.11             $0.08           $0.20          $0.31          $0.42
  Net realized and unrealized
  gain (loss) on investments         (0.02)              (0.12)            (0.09)           0.19           0.18           0.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.05              $(0.01)           $(0.01)          $0.39          $0.49          $0.52
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.12)             $(0.21)           $(0.25)         $(0.29)        $(0.38)        $(0.42)
  From paid-in capital                  --                  --             (0.01)             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.12)             $(0.21)           $(0.26)         $(0.29)        $(0.38)        $(0.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                               $7.84               $7.91             $8.13           $8.40          $8.30          $8.19
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                     0.48***++          (0.09)***         (0.14)           4.79           6.14           6.71
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                          1.72+               1.65@             1.66            1.64           1.66           1.66
Expenses after expense
reductions##                          1.57+               1.53@             1.66            1.64           1.66           1.66
Net investment income(S)              1.70+               1.40@             0.96            2.39           3.80           5.31
Portfolio turnover                       9                  32               133             144            100            152
Net assets at end of period
(000 Omitted)                      $53,680             $68,470@         $124,327        $148,294        $71,705        $19,769
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                               SIX MONTHS                                     YEARS ENDED 12/31
                                    ENDED         --------------------------------------------------------------------------
CLASS I                           6/30/05=              2004=              2003           2002           2001           2000
                              (UNAUDITED)
Net asset value,
beginning of period                 $8.11              $8.32              $8.58          $8.36          $8.24          $8.12
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#(S)
----------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.12              $0.18              $0.26          $0.36          $0.43          $0.50
  Net realized and unrealized
  gain (loss) on investments        (0.01)             (0.09)             (0.17)          0.23           0.16           0.12
----------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.11              $0.09              $0.09          $0.59          $0.59          $0.62
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.18)            $(0.30)            $(0.35)        $(0.37)        $(0.47)        $(0.50)
  From paid-in capital                 --                 --              (0.00)+++         --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.18)            $(0.30)            $(0.35)        $(0.37)        $(0.47)        $(0.50)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $8.04              $8.11              $8.32          $8.58          $8.36          $8.24
----------------------------------------------------------------------------------------------------------------------------
Total return (%)&                    1.01***++          1.10***            1.05           7.26           7.29           8.00
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         0.62+              0.68@              0.04###        0.64           0.66           0.66
Expenses after expense
reductions##                         0.47+              0.56@              0.04###        0.64           0.66           0.66
Net investment income(S)             2.81+              2.46@              3.17           4.10           5.13           6.30
Portfolio turnover                      9                 32                133            144            100            152
Net assets at end of period
(000 Omitted)                        $111                $58                $--++++        $--++++        $--++++        $--++++
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ Net assets were less than $500.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
###  Expense ratio is not in correlation with contractual fee arrangement due to the small size of Class I assets.
 *** Certain expenses have been reduced without which performance would have been lower.
 (S) Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
     Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
 (+) Total returns do not include any applicable sales charges.
   = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.
   & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
   @ Due to revisions, certain amounts for the year ended December 31, 2004 have been changed from what was previously reported. These adjustments did not impact the performance or net asset value per share of any class of the fund. The impact of the revisions was an increase to the ratio of net investment income to average net assets and a corresponding decrease to the ratio of expenses to average net assets as follows:

                                                           CLASS A       CLASS B       CLASS C       CLASS I
Increase in ratio of net investment income to average
net assets                                                    0.04%         0.04%         0.04%         0.04%
Decrease in ratio of expenses after expense
reductions to average net assets                              0.04%         0.04%         0.04%         0.04%
Decrease in ratio of expenses before expense
reductions to average net assets                              0.04%         0.04%         0.04%         0.04%

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Limited Maturity Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2005, there were no securities on loan.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities, deferred compensation, and wash sales.

The tax character of distributions declared for the years ended
December 31, 2004 and December 31, 2003 was as follows:

                                            12/31/04          12/31/03
          Distributions declared from:
            Ordinary income              $14,817,617       $26,195,115
            Tax return of capital                 --         1,016,339
          ------------------------------------------------------------
          Total distributions declared   $14,817,617       $27,211,454

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                       $(32,035,404)
          Post-October capital loss deferra                 l2,584,374
          Unrealized appreciation (depreciation)            (8,501,447)
          Other temporary differences                       (3,657,676)

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration:

          EXPIRATION DATE

          December 31, 2005                                $(3,064,412)
          December 31, 2007                                 (5,108,829)
          December 31, 2008                                 (5,065,807)
          December 31, 2011                                 (9,973,506)
          December 31, 2012                                 (8,822,850)
          ------------------------------------------------------------
          Total                                           $(32,035,404)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended June 30, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $4,766 for the six months ended June 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:
                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.15%            $4,783          $140,120
Class B                          0.75%            0.25%            1.00%          0.94%                82           551,240
Class C                          0.75%            0.25%            1.00%          1.00%               196           300,227
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                                $991,587

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30,
    2005 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine. Except in the case of the 0.25% annual
    Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.15% annually and may be increased to a maximum of 0.25% annually on such date as the fund's Board of Trustees may determine.
(3) For the six months ended June 30, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2005 were as follows:

                                                          AMOUNT

              Class A                                    $  3,617
              Class B                                     239,749
              Class C                                       1,944

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2005, the fee was $203,563, which equated to 0.1119% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2005, these costs amounted to $123,116.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended
June 30, 2005 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $9,439. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $210. Both amounts are included in Trustees compensation for the six months ended June 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $848, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES          SALES

U.S. government securities                         $30,953,904    $74,794,848
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)               $--     $3,314,658
-----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $349,177,413
          ----------------------------------------------------------
          Gross unrealized depreciation                 $(10,358,822)
          Gross unrealized appreciation                      294,880
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(10,063,942)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Six months ended 6/30/05           Year ended 12/31/04
                                                SHARES          AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                   1,833,686      $14,710,538       5,788,149       $46,814,528
Shares issued to shareholders in
reinvestment of distributions                   344,518        2,726,363         717,445         5,806,304
Shares reacquired                            (5,069,688)     (40,282,464)    (14,816,370)     (120,005,520)
-----------------------------------------------------------------------------------------------------------
Net change                                   (2,891,484)    $(22,845,563)     (8,310,776)     $(67,384,688)

CLASS B SHARES
Shares sold                                     548,975       $4,454,843       1,878,370       $15,126,305
Shares issued to shareholders in
reinvestment of distributions                   176,921        1,395,280         401,868         3,241,618
Shares reacquired                            (3,722,963)     (29,477,911)    (10,327,150)      (83,271,007)
-----------------------------------------------------------------------------------------------------------
Net change                                   (2,997,067)    $(23,627,788)     (8,046,912)     $(64,903,084)

CLASS C SHARES
Shares sold                                     349,060       $2,801,932         826,016        $6,648,626
Shares issued to shareholders in
reinvestment of distributions                    76,745          602,933         190,631         1,532,541
Shares reacquired                            (2,229,364)     (17,577,576)     (7,659,508)      (61,549,759)
-----------------------------------------------------------------------------------------------------------
Net change                                   (1,803,559)    $(14,172,711)     (6,642,861)     $(53,368,592)

CLASS I SHARES
Shares sold                                      13,172         $106,099           7,136           $58,465
Shares issued to shareholders in
reinvestment of distributions                       195            1,567              48               389
Shares reacquired                                (6,688)         (53,902)             --                --
-----------------------------------------------------------------------------------------------------------
Net change                                        6,679          $53,764           7,184           $58,854

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended June 30, 2005 was $1,506, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended June 30, 2005.

(7) REVISIONS TO PRIOR YEAR

Certain expense amounts, specifically Printing & Postage and Miscellaneous expenses, for the year ended December 31, 2004 have been restated. The impact of this restatement was to reduce expenses related to these items and thereby increase net investment income for the year ended December 31, 2004.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of MFS Government Limited Maturity Fund, which was held on March 23, 2005, the following action was taken:

ITEM 1. To elect a Board of Trustees:

                                             NUMBER OF DOLLARS
                                 ------------------------------------------
NOMINEE                             AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.           $250,154,539.14           $5,119,531.27
---------------------------------------------------------------------------
David H. Gunning                  251,741,932.30            3,532,138.11
---------------------------------------------------------------------------
William R. Gutow                  251,707,516.18            3,566,554.23
---------------------------------------------------------------------------
Michael Hegarty                   251,719,582.27            3,554,488.14
---------------------------------------------------------------------------
J. Atwood Ives                    251,660,495.77            3,613,574.64
---------------------------------------------------------------------------
Amy B. Lane                       251,726,616.06            3,547,454.35
---------------------------------------------------------------------------
Robert J. Manning                 251,724,187.61            3,549,882.80
---------------------------------------------------------------------------
Lawrence T. Perera                251,594,473.45            3,679,596.96
---------------------------------------------------------------------------
Robert C. Pozen                   251,730,126.33            3,543,944.08
---------------------------------------------------------------------------
J. Dale Sherratt                  251,669,904.73            3,604,165.68
---------------------------------------------------------------------------
Laurie J. Thomsen                 251,733,815.35            3,540,255.06
---------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the fund's Investment Advisory Agreement with MFS will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              GPA-SEM-8/05 34M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT LIMITED MATURITY FUND
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------


* Print name and title of each signing officer under his or her signature.